Note 10 - Equity Method Investments	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]

10. Equity Method Investments:

The companies accounted for as equity method investments, all of which are incorporated in the Marshall Islands, are as follows:

Entity	Vessel	Participation % June 30, 2023	Date Established /Acquired
Steadman Maritime Co.	-	49%	July 1, 2013
Smales Maritime Co. (*)	-	-	-
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia (**)	49%	September 22, 2015

(*) Dissolved on August 16, 2022

(**) Vessel held for sale as of June 30, 2023

During the six-month period ended June 30, 2023, the Company received, in the form of a special dividend, $1,274 from Geyer Maritime Co. During the six-month period ended June 30, 2023, the Company contributed $980 to the equity of Platt Maritime Co. and $294 to the equity of Sykes Maritime Co.

During the six-month period ended June 30, 2022, the Company received, in the form of a special dividend, $1,128 from Steadman Maritime Co.

On May 12, 2023, the Company agreed to sell its 49% equity interest in the company operating the 2018-built, 3,800 TEU capacity containership, Polar Argentina to York, which at that time held the remaining 51% and to acquire from York the 51% equity interest in the company operating the 2018-built, 3,800 TEU capacity containership, Polar Brasil. Both transfers were concluded on June 2, 2023, whereupon the Company owns 100% equity interest of the company operating the containership Polar Brasil. Management accounted for this transaction as an asset acquisition under ASC 805 “Business Combinations” whereas the cost consideration was proportionally allocated on a relative fair value basis to the assets acquired.

For the six-month period ended June 30, 2022 and 2023, the Company recorded a net income of $776 and a net loss of $1,137, respectively, from equity method investments, which is separately reflected as Income / (Loss) from equity method investments in the accompanying consolidated statements of income.

The summarized combined financial information of the companies accounted for as equity method investment is as follows:

	December 31, 2022	June 30, 2023
Current assets	$11,697	$13,200
Non-current assets	91,471	6,804
Total assets	$103,168	$20,004

Current liabilities	$7,472	$1,532
Non-current liabilities	52,760	-
Total liabilities	$60,232	$1,532

	Six-month period ended June 30,
	2022	2023
Voyage revenue	$10,741	$10,738
Net income / (loss)	$1,585	$(2,321)